Share-based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Granted, Weighted average grant-date fair value	$ 1.03	$ 1.53
Share Compensation Plan [Member]
Non-vested, Number of options - Beginning balace	1,036,689
Non-vested, Number of options Granted	1,082,000	1,242,500
Non-vested, Number of options Vested	(914,466)
Non-vested, Number of options - Ending balace	1,204,223	1,036,689
Non-vested, Weighted average grant-date fair value - Beginning balace	$ 1.69
Granted, Weighted average grant-date fair value	1.03
Vested, Weighted average grant-date fair value	1.52
Non-vested, Weighted average grant-date fair value- Ending balace	$ 1.22	$ 1.69